Related party transactions and balances - Summary of Related Party Transactions (Detail) (Advertising [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising [Member]
Related Party Transaction [Line Items]
Revenue from provision of advertising services	$ 32	$ 45	$ 55
Expenses for leases of advertising space			$ 643